Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables
Trade and other payables

20.   Trade and other payables

	December 31, 2022	December 31, 2021
Trade payables	22,295	16,191
Provision for indirect taxes	2,234	803
Indirect taxes payables	1,007	6,120
Accrued salaries, bonuses, vacation pay and related taxes	2,969	1,924
Accrued professional services	1,526	1,100
Other payables and advances received	490	435
Total	30,521	26,573

The exposure of the Group to liquidity risk in relation to financial instruments is reported in Note 29 to the consolidated financial statements.